Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5244 - PremierSolutions Standard (Series II)

Supplement dated August 24, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•American Century Investments® Ginnie Mae Fund - A Class
•American Century Investments® Ultra® Fund - A Class
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calamos Global Equity Fund - Class A
•Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
•Federated Hermes MDT Small Cap Value Fund - Class A
•Franklin Small Cap Value Fund - Class A
•Hartford Balanced HLS Fund - Class IA
•Hartford Dividend and Growth HLS Fund - Class IA
•Hartford Disciplined Equity HLS Fund - Class IA
•Hartford Global Impact Fund - Class R4
•Hartford International Opportunities HLS Fund - Class IA
•Hartford Small Cap Growth HLS Fund - Class IA
•Hartford Total Return Bond HLS Fund - Class IA
•Invesco American Franchise Fund - Class A
•Invesco Balanced-Risk Commodity Strategy Fund - Class A
•Invesco Dividend Income Fund - Class A
•Invesco Global Opportunities Fund - Class A
•Invesco International Diversified Fund
•Invesco Rising Dividends Fund - Class A
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•MassMutual Global Fund - Class R4
•MassMutual Overseas Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MFS® International Intrinsic Value Fund - Class R3
•MFS® International New Discovery Fund - Class A
2026-PROSUPP-16

•MM S&P 500® Index Fund - Class R4
•Neuberger Quality Equity Fund - Class A
•NexPoint Merger Arbitrage Fund - Class A
•Nomura Diversified Income Fund - Class A
•Nomura Small Cap Growth Fund - Class Y
•Nuveen Dividend Growth Fund - Class A
•Nuveen Large Cap Growth Index Fund - Retirement Class
•Nuveen Large Cap Value Index Fund - Retirement Class
•Oakmark Equity and Income Fund - Investor Class
•PGIM Jennison Natural Resources Fund - Class A
•PIMCO Total Return ESG Fund - Administrative Class
•The Hartford Balanced Income Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•Timothy Plan Large/Mid Cap Value Fund - Class A
•Victory Pioneer Fundamental Growth Fund - Class A
•Virtus Ceredex Large-Cap Value Equity Fund - Class A
•Virtus NFJ International Value Fund - Class A

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-16